COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Legal Matters
Following expiration of the affiliation agreements for carriage of certain Fox broadcast stations and cable networks on October 16, 2010, News Corporation terminated delivery of the programming feeds to Cablevision, and as a result, those stations and networks were unavailable on Cablevision's cable television systems. On October 30, 2010, Cablevision and Fox reached an agreement on new affiliation agreements for these stations and networks, and carriage was restored. Several purported class action lawsuits alleging breach of contract, unjust enrichment, and consumer fraud and seeking unspecified compensatory damages, punitive damages and attorneys' fees were subsequently filed on behalf of Cablevision's customers seeking recovery for the lack of Fox programming. Those lawsuits were consolidated in an action before the U. S. District Court for the Eastern District of New York, and a consolidated complaint was filed in that court on February 22, 2011. On March 28, 2012, in ruling on Cablevision's motion to dismiss, the Court dismissed all of plaintiffs’ claims, except for breach of contract.  On March 30, 2014, the Court granted plaintiffs’ motion for class certification. The parties have entered into a settlement agreement, which is subject to Court approval. As of December 31, 2017, the Company had an estimated liability associated with a potential settlement totaling $6,000. The amount ultimately paid in connection with the proposed settlement could exceed the amount recorded.
In October 2015, the New York Attorney General began an investigation into whether the major Internet Service Providers in New York State deliver advertised Internet speeds. The Company is cooperating with this investigation and is currently in discussions with the New York Attorney General about resolving the investigation as to the Company, which resolution may involve operational and or financial components. While the Company is unable to predict the outcome of the investigation or these discussions, at this time it does not expect that the outcome will have a material adverse effect on its operations, financial conditions or cash flows.
The Company receives notices from third parties and, in some cases, is named as a defendant in certain lawsuits claiming infringement of various patents relating to various aspects of the Company's businesses.  In certain of these cases other industry participants are also defendants.  In certain of these cases the Company expects that any potential liability would be the responsibility of the Company's equipment vendors pursuant to applicable contractual indemnification provisions.  The Company believes that the claims are without merit and intends to defend the actions vigorously, but is unable to predict the outcome of these matters or reasonably estimate a range of possible loss.
In addition to the matters discussed above, the Company is party to various lawsuits, some involving claims for substantial damages.  Although the outcome of these other matters cannot be predicted and the impact of the final resolution of these other matters on the Company's results of operations in a particular subsequent reporting period is not known, management does not believe that the resolution of these other lawsuits will have a material adverse effect on the financial position of the Company or the ability of the Company to meet its financial obligations as they become due.

COMMITMENTS AND CONTINGENCIES
Commitments
Future cash payments and commitments required under arrangements pursuant to contracts entered into by the Company in the normal course of business as of December 31, 2017 are as follows:

	Payments Due by Period
	Total	Year 1	Years 2-3	Years 4-5	More than 5 years
Off balance sheet arrangements:
Purchase obligations (a)	$8,427,609	$3,072,083	$4,181,199	$1,094,508	$79,819
Guarantees (b)	36,224	34,716	1,508	—	—
Letters of credit (c)	129,473	200	120	129,153	—
Total	$8,593,306	$3,106,999	$4,182,827	$1,223,661	$79,819

(a)
Purchase obligations primarily include contractual commitments with various programming vendors to provide video services to customers and minimum purchase obligations to purchase goods or services.  Future fees payable under contracts with programming vendors are based on numerous factors, including the number of customers receiving the programming.  Amounts reflected above related to programming agreements are based on the number of customers receiving the programming as of December 31, 2017 multiplied by the per customer rates or the stated annual fee, as applicable, contained in the executed agreements in effect as of December 31, 2017.

(b)	Includes franchise and performance surety bonds primarily for the Company's cable television systems.

(c)
Represent letters of credit guaranteeing performance to municipalities and public utilities and payment of insurance premiums. Payments due by period for these arrangements represent the year in which the commitment expires although payments under these arrangements are required only in the event of nonperformance.

The table above does not include obligations for payments required to be made under multi-year franchise agreements based on a percentage of revenues generated from video service per year.
Many of the Company's franchise agreements and utility pole leases require the Company to remove its cable wires and other equipment upon termination of the respective agreements.  The Company has concluded that the fair value of these asset retirement obligations cannot be reasonably estimated since the range of potential settlement dates is not determinable.
Legal Matters
Following expiration of the affiliation agreements for carriage of certain Fox broadcast stations and cable networks on October 16, 2010, News Corporation terminated delivery of the programming feeds to Cablevision, and as a result, those stations and networks were unavailable on Cablevision's cable television systems. On October 30, 2010, Cablevision and Fox reached an agreement on new affiliation agreements for these stations and networks, and carriage was restored. Several purported class action lawsuits alleging breach of contract, unjust enrichment, and consumer fraud and seeking unspecified compensatory damages, punitive damages and attorneys' fees were subsequently filed on behalf of Cablevision's customers seeking recovery for the lack of Fox programming. Those lawsuits were consolidated in an action before the U. S. District Court for the Eastern District of New York, and a consolidated complaint was filed in that court on February 22, 2011. On March 28, 2012, in ruling on Cablevision's motion to dismiss, the Court dismissed all of plaintiffs’ claims, except for breach of contract.  On March 30, 2014, the Court granted plaintiffs’ motion for class certification. The parties have entered into a settlement agreement. The Court granted preliminary approval of the settlement agreement on January 8, 2018, and set a hearing for final approval on May 17, 2018. As of December 31, 2016, the Company had an estimated liability associated with a potential settlement totaling $5,200. During the year ended December 31, 2017, the Company recorded an additional liability of $800. The amount ultimately paid in connection with the proposed settlement could exceed the amount recorded.
In October 2015, the New York Attorney General began an investigation into whether the major Internet Service Providers in New York State deliver advertised Internet speeds. The Company is cooperating with this investigation and is currently in discussions with the New York Attorney General about resolving the investigation as to the Company, which resolution may involve operational and/or financial components. While the Company is unable to predict the outcome of the investigation or these discussions, at this time it does not expect that the outcome will have a material adverse effect on its operations, financial conditions or cash flows.
The Company receives notices from third parties and, in some cases, is named as a defendant in certain lawsuits claiming infringement of various patents relating to various aspects of the Company's businesses.  In certain of these cases other industry participants are also defendants.  In certain of these cases the Company expects that any potential liability would be the responsibility of the Company's equipment vendors pursuant to applicable contractual indemnification provisions.  The Company believes that the claims are without merit and intends to defend the actions vigorously, but is unable to predict the outcome of these matters or reasonably estimate a range of possible loss.
In addition to the matters discussed above, the Company is party to various lawsuits, some involving claims for substantial damages.  Although the outcome of these other matters cannot be predicted and the impact of the final resolution of these other matters on the Company's results of operations in a particular subsequent reporting period is not known, management does not believe that the resolution of these other lawsuits will have a material adverse effect on the financial position of the Company or the ability of the Company to meet its financial obligations as they become due.